RELATED PARTY TRANSACTIONS (Details 4) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
P S M Z J K [Member]
Related Party Transaction [Line Items]
Related party sales	$ 9,355,383	$ 9,549,460
Rental income	40,622	39,696
Ning Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation	628,728	410,292
Loans to related parties		(239,336)
Collection of loans to related parties		41,461
Kai Ding [Member]
Related Party Transaction [Line Items]
Loans to related parties		(69,101)
Collection of loans to related parties		69,101
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Loans to related parties		(2,073)
Collection of loans to related parties	2,145
Kai Huang [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties		68,474
Baozhen Zhu [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties	5,152
Meigui Zeng [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties	$ 5,152